UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ___
  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touradji Capital Management, LP
Address:  101 Park Avenue
          48th Floor
          New York, New York 10178
          U.S.A.

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Thomas S. Dwan
Title:  Attorney-in-fact for Paul Touradji, Managing Member
Phone:  (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Thomas S. Dwan     New York, New York     February 14, 2007
------------------     ------------------     -----------------
[Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $ 465,811 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
   ---
Form 13F File Number: 28-11987
Name:  Paul Touradji
       -------------

No. 2
   ---
Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------

No. 3
   ---
Form 13F File Number: 28-
Name:  Touradji DeepRock Master Fund, Ltd.
       -----------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Form 13F Information Table
-----------------------------------------------------------------------------------------------------------------------------------
       Column 1         Column  Column 3  Column 4         Column 5            Column 6      Column 7            Column 8
                           2                                                                                 Voting Authority
----------------------- ------ ---------- -------- ------------------------- ------------ ------------ ----------------------------
    Name of Issuer      Title     CUSIP    Value   Shrs /    SH / PRN  Put/   Investment      Other      Sole     Shared      None
                         of               (x$1000) Prn Amt             Call   Discretion    Managers
                        Class
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------

ATP OIL & GAS CORP CMN  COM    00208J108  21,709   548,611   SH                DEFINED        1,2               548,611
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
ATP OIL & GAS CORP CMN  COM    00208J108  82,364   2,081,480 SH                DEFINED        1,3               2,081,480
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
AMERICAN RAILCAR INDS   COM    02916P103  1,234    36,250    SH                DEFINED        1,2               36,250
INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
AMERICAN RAILCAR INDS   COM    02916P103  13,463   395,509   SH                DEFINED        1,3               395,509
INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
ANADARKO PETROLEUM      COM    032511107  1,620    37,218    SH                DEFINED        1,2               37,218
CORP CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
ANADARKO PETROLEUM      COM    032511107  13,965   320,897   SH                DEFINED        1,3               320,897
CORP CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
BMB MUNAI, INC. CMN     COM    09656A105  2,225    449,572   SH                DEFINED        1,2               449,572
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
BMB MUNAI, INC. CMN     COM    09656A105  8,993    1,816,793 SH                DEFINED        1,3               1,816,793
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
CANO PETROLEUM INC CMN  COM    137801106  3,751    684,558   SH                DEFINED        1,2               684,558
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
CANO PETROLEUM INC CMN  CONV   137801106  953      173,913   SH                DEFINED        1,2               173,913
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
CANO PETROLEUM INC CMN  COM    137801106  10,355   1,889,678 SH                DEFINED        1,3               1,889,678
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DELTA PETROLEUM CORP    COM    247907207  20,028   864,785   SH                DEFINED        1,2               864,785
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------




----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DELTA PETROLEUM CORP    COM    247907207  78,724   3,399,145 SH                DEFINED        1,3               3,399,145
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
CALL/DPTR(QHRCF)        CALL   247907207  143      1,000     SH       CALL     DEFINED        1,3               1,000
@ 30    EXP03/17/2007
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
PUT/DPTR(QHROX)         PUT    247907207  560      2,000     SH       PUT      DEFINED        1,3               2,000
@ 22.5  EXP03/17/2007
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DEVON ENERGY            COM    25179M103  3,248    48,423    SH                DEFINED        1,2               48,423
CORPORATION (NEW) CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DEVON ENERGY            COM    25179M103  2,360    35,177    SH                DEFINED        1,3               35,177
CORPORATION (NEW) CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DIAMOND OFFSHORE        COM    25271C102  7,207    90,155    SH                DEFINED        1,2               90,155
DRILLING INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
DIAMOND OFFSHORE        COM    25271C102  16,808   210,260   SH                DEFINED        1,3               210,260
DRILLING INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HALLIBURTON COMPANY CMN COM    406216101  5,763    185,598   SH                DEFINED        1,2               185,598
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HALLIBURTON COMPANY CMN COM    406216101  7,601    244,802   SH                DEFINED        1,3               244,802
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
CALL/HAL(HALDS)         CALL   406216101  185      1,000     SH       CALL     DEFINED        1,3               1,000
@ 32.5  EXP04/21/2007
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HANOVER COMPRESSOR      COM    410768105  4,911    260,001   SH                DEFINED        1,2               260,001
COMPANY COMMON STOCK
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HANOVER COMPRESSOR      COM    410768105  3,279    173,599   SH                DEFINED        1,3               173,599
COMPANY COMMON STOCK
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------




----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HERCULES OFFSHORE INC   COM    427093109  6,752    233,639   SH                DEFINED        1,2               233,639
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HERCULES OFFSHORE INC   COM    427093109  10,531   364,392   SH                DEFINED        1,3               364,392
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HESS CORPORATION CMN    COM    42809H107  19,910   401,649   SH                DEFINED        1,2               401,649
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HESS CORPORATION CMN    COM    42809H107  37,815   762,864   SH                DEFINED        1,3               762,864
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HORIZON OFFSHORE INC    COM    44043J204  2,349    144,098   SH                DEFINED        1,2               144,098
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
HORIZON OFFSHORE INC    COM    44043J204  7,791    477,948   SH                DEFINED        1,3               477,948
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
KODIAK OIL & GAS CORP   COM    50015Q100  2,296    585,450   SH                DEFINED        1,2               585,450
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
KODIAK OIL & GAS CORP   COM    50015Q100  6,368    1,623,445 SH                DEFINED        1,3               1,623,445
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
NATIONAL OILWELL VARCO  COM    637071101  2,859    46,735    SH                DEFINED        1,2               46,735
INC COMMON STOCK
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
NATIONAL OILWELL VARCO  COM    637071101  1,982    32,392    SH                DEFINED        1,3               32,392
INC COMMON STOCK
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
NEXEN INC CMN           COM    65334H102  5,329    96,894    SH                DEFINED        1,2               96,894
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
NEXEN INC CMN           COM    65334H102  3,491    63,476    SH                DEFINED        1,3               63,476
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
OCCIDENTAL PETROLEUM    COM    674599105  3,097    63,426    SH                DEFINED        1,2               63,426
CORP CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
OCCIDENTAL PETROLEUM    COM    674599105  1,898    38,874    SH                DEFINED        1,3               38,874
CORP CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
PETRO RES CORP CMN      COM    71646K106  1,110    393,448   SH                DEFINED        1,2               393,448
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------




----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
PETRO RES CORP CMN      COM    71646K106  3,329    1,180,352 SH                DEFINED        1,3               1,180,352
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
PIONEER NATURAL         COM    723787107  5,362    135,100   SH                DEFINED        1,2               135,100
RESOURCES CO CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
AMEX ENERGY SELECT      ETF    81369Y506  5,375    91,680    SH                DEFINED        1,2               91,680
INDEX 'SPDR'
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
AMEX ENERGY SELECT      ETF    81369Y506  2,862    48,822    SH                DEFINED        1,3               48,822
INDEX 'SPDR'
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
STORM CAT ENERGY CORP.  COM    862168101  1,058    889,322   SH                DEFINED        1,2               889,322
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
STORM CAT ENERGY CORP.  COM    862168101  4,791    4,026,460 SH                DEFINED        1,3               4,026,460
CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
SUPERIOR ENERGY         COM    868157108  1,948    59,600    SH                DEFINED        1,2               59,600
SERVICES INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
SUPERIOR ENERGY         COM    868157108  1,265    38,700    SH                DEFINED        1,3               38,700
SERVICES INC CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
WESTSIDE ENERGY         COM    96149R100  270      186,525   SH                DEFINED        1,2               186,525
CORPORATION CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
WESTSIDE ENERGY         COM    96149R100  692      477,304   SH                DEFINED        1,3               477,304
CORPORATION CMN
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
TRANSOCEAN INC. CMN     COM    G90078109  8,299    102,600   SH                DEFINED        1,2               102,600
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------
TRANSOCEAN INC. CMN     COM    G90078109  5,533    68,400    SH                DEFINED        1,3               68,400
----------------------- ------ ---------- -------- --------- -------- ------ ------------ ------------ -------- ---------- --------


REPORT SUMMARY     51 DATA RECORDS        $ 465,811                  3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED